Environmental Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Letters Of Credit	$ 14.5	$ 15.1
Environmental costs recognized ,captalized in period	20 years
Environmental liabilities [member]
Statement [Line Items]
Increase In Liability	$ 3.8
Environmental liabilities [member] | Top of range [member]
Statement [Line Items]
Environmental costs recognized ,discount rate	9.00%
Environmental liabilities [member] | Bottom of range [member]
Statement [Line Items]
Environmental costs recognized ,discount rate	7.40%
The companys operation site [member]
Statement [Line Items]
Letters Of Credit	$ 13.7	13.7
Northern ontario mine sites owned by old steelco inc [member]
Statement [Line Items]
Letters Of Credit	$ 0.8	$ 1.4